Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                December 29, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No.172 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund, DWS Short-Term Municipal Bond Fund and DWS Diversified International Equity Fund (the "Funds"), each series of DWS Advisor Funds (the "Trust") (Reg. Nos. 33-07404, 811-04760)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No.172 to the Trust's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2010. No fees are required in connection with this filing.

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statements of Additional Information, filed with the Commission on February 26, 2009 in Post-Effective Amendment No. 167 for DWS Core Fixed Income Fund, DWS High Income Plus Fund, DWS Short Duration Fund and DWS Short-Term Municipal Bond Fund and on February 27, 2009 in Post-Effective Amendment No. 168 for DWS Diversified International Equity Fund.

In addition, DWS has reorganized Statement of Additional Information ("SAI") disclosure into two components: Part I contains fund-specific disclosure for the applicable fund(s); and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes have been marked and are reflected in the Part I of each relevant SAI.

Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3357.

                                Sincerely yours,

                                /s/Thomas H. Connors

                                Thomas H. Connors, Esq.
                                Director and Senior Counsel
                                Deutsche Investment Management Americas Inc.

cc:      Jose DelReal, Esq., Vedder